Share Capital and Capital reserve - Narrative (Details)		1 Months Ended			3 Months Ended				12 Months Ended
	Nov. 06, 2023 USD ($)	Jul. 31, 2025 shares	May 02, 2025 EUR (€)	May 02, 2025 USD ($)	Mar. 31, 2025 EUR (€) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Disclosure of classes of share capital [line items]
Other reserves					€ (26,100,000)				€ (14,900,000)
Purchase of treasury shares | $	$ 500
Payments to acquire or redeem entity's shares					48,900,000		€ 7,100,000
Dividends paid, ordinary shares per share | $ / shares						$ 0.17		$ 0.15
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares						$ 0.17
Dividends paid, ordinary shares					25,300,000	$ 26,200,000	€ 22,300,000	$ 24,400,000
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves					(30,700,000)				(19,900,000)
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts					€ 4,600,000				5,000,000.0
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares											$ 17.38	$ 17.5
Transaction costs									€ 0.1
Number of shares repurchased | shares		762,830			2,874,471	2,874,471			7,415,614	7,415,614
Payments to acquire or redeem entity's shares			€ 13,400,000	$ 14,500,000	€ 47,900,000	$ 50,000,000.0			€ 119.6	$ 129.9